Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020
Cash flows from operating activities
Total operating profit from continuing operations		£ 4,371	£ 2,401	[1]	£ 2,279	[2]
Adjustments for:
Other fair value movements		(65)	(22)	[2]	0	[2]
Depreciation, amortisation and impairment		1,830	1,485	[2]	1,435	[2]
Gain on disposal of St William Homes LLP		(228)	0		0
Share-based payments		38	23	[2]	16	[2]
Changes in working capital		(223)	263	[2]	331	[2]
Changes in provisions		149	(167)	[2]	262	[2]
Changes in pensions and other post-retirement benefit obligations		(84)	(16)	[2]	(83)	[2]
Cash generated from operations – continuing operations		5,788	3,967	[2]	4,240	[2]
Tax paid		(298)	(91)	[2]	(92)	[2]
Net cash inflow from operating activities – continuing operations		5,490	3,876	[2]	4,148	[2]
Net cash inflow from operating activities – discontinued operations		782	585	[2]	470	[2]
Cash flows from investing activities
Acquisition of financial investments		(197)	(99)	[2]	(108)	[2]
Investments in joint ventures and associates		(265)	(81)	[2]	(82)	[2]
Disposal of financial investments		215	66	[2]	63	[2]
Disposal of interests in Quadgas HoldCo Limited		0	0	[2]	1,965	[2]
Disposal of interest in St William Homes LLP		413	0	[2]	0	[2]
Purchases of intangible assets		(446)	(399)	[2]	(295)	[2]
Purchases of property, plant and equipment		(5,098)	(4,209)	[2]	(4,291)	[2]
Disposals of property, plant and equipment		26	7	[2]	66	[2]
Dividends received from joint ventures, associates and other investments		166	80	[2]	75	[2]
Interest received		40	16	[2]	73	[2]
Net movements in short-term financial investments		(781)	(438)	[2]	12	[2]
Cash inflows on derivatives		17	225	[2]	58	[2]
Cash outflows on derivatives		(122)	(81)	[2]	(281)	[2]
Net cash flow used in investing activities – continuing operations		(13,885)	(4,939)	[2]	(2,884)	[2]
Net cash flow used in investing activities – discontinued operations		(125)	(177)	[2]	(311)	[2]
Cash flows from financing activities
Proceeds from issue of treasury shares		33	16	[2]	16	[2]
Purchase of own shares		(3)	(2)	[2]	(6)	[2]
Proceeds received from loans		12,347	5,150	[2]	3,921	[2]
Repayment of loans		(1,261)	(1,654)	[2]	(3,037)	[2]
Payments of lease liabilities		(117)	(107)	[2]	(115)	[2]
Net movements in short-term borrowings		(11)	(619)	[2]	(562)	[2]
Cash inflows on derivatives		20	17	[2]	46	[2]
Cash outflows on derivatives		(114)	(183)	[2]	(245)	[2]
Interest paid		(1,053)	(753)	[2]	(867)	[2]
Dividends paid to shareholders		(922)	(1,413)	[2]	(892)	[2]
Net cash flow from/(used in) financing activities – continuing operations		8,919	452	[2]	(1,741)	[2]
Net cash flow (used in)/from financing activities – discontinued operations		(1,150)	298	[2]	135	[2]
Net increase/(decrease) in cash and cash equivalents		31	95	[2]	(183)	[2]
Reclassification to held for sale		(11)	(4)	[2]	0	[2]
Exchange movements		5	(7)	[2]	4	[2]
Cash and cash equivalents at start of year		157	73	[2]	252	[2]
Cash and cash equivalents at end of year		204	157		73	[2]
Cash and cash equivalents if different from statement of financial position	[3]	182	157	[2]	73	[2]
National Grid Renewables and Emerald Energy Venture LLC Section Page Break
Cash flows from investing activities
Acquisition of, and contributions to National Grid Renewables and Emerald Energy Venture LLC and WPD		(16)	(26)	[2]	(139)	[2]
Western Power Distribution PLC
Cash flows from investing activities
Acquisition of, and contributions to National Grid Renewables and Emerald Energy Venture LLC and WPD	[4]	£ (7,837)	£ 0	[2]	£ 0	[2]

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[2]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[3]	Cash and cash equivalents at end of year are shown net of the Group’s bank overdraft as at 31 March 2022 of £22 million (2021: £nil; 2020: £nil).
[4]	Balance consists of cash consideration paid and cash acquired from WPD.